UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: April 30, 2015

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of April 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (92.7%)
Diversified Metals & Mining (22.2%)
1	Nevsun Resources Ltd.	37,839,800	149,289
	BHP Billiton plc	5,210,000	125,231
	Anglo American plc (London Shares)	4,470,000	75,734
*	Lundin Mining Corp.	11,441,191	56,898
	Boliden AB	2,580,000	56,052
*	Balmoral Resources Ltd.	4,900,000	3,818
*	True Gold Mining Inc.	14,319,500	2,314
			469,336
Fertilizers & Agricultural Chemicals (2.1%)
	Potash Corp. of Saskatchewan Inc.	1,356,629	44,302

Gold (46.0%)
	Randgold Resources Ltd. ADR	1,309,380	99,736
	Royal Gold Inc.	1,430,154	92,288
	Goldcorp Inc. (NYSE Shares)	4,822,458	90,807
	Acacia Mining plc	20,100,627	89,147
	Agnico Eagle Mines Ltd. (NYSE Shares)	2,241,335	67,912
	Franco-Nevada Corp.	1,241,602	64,352
	Eldorado Gold Corp. (NYSE Shares)	10,364,400	51,407
	Newmont Mining Corp.	1,869,816	49,531
*	B2Gold Corp. (AMEX Shares)	28,838,821	44,700
*	New Gold Inc.	9,195,000	30,866
	Yamana Gold Inc. (NYSE Shares)	7,832,232	29,919
*	SEMAFO Inc.	9,467,000	29,111
	Yamana Gold Inc.	7,291,086	27,859
*	Primero Mining Corp.	7,230,000	26,667
*,1 Alamos Gold Inc. (NYSE Shares)		3,736,962	25,860
*,1 Alamos Gold Inc.		3,627,542	25,076
	Agnico Eagle Mines Ltd.	814,545	24,656
^	Osisko Gold Royalties Ltd.	1,121,345	15,029
*	Alacer Gold Corp.	5,752,073	13,016
*,1 Roxgold Inc.		25,375,000	12,829
*	Premier Gold Mines Ltd.	5,763,200	11,751
*,^ Kirkland Lake Gold Inc.		1,860,000	9,080
*	Torex Gold Resources Inc.	9,452,838	8,775
*	Asanko Gold Inc.	3,300,000	4,869
*	Lake Shore Gold Corp.	4,799,689	4,746
	Eldorado Gold Corp.	710,600	3,540
	Goldcorp Inc.	183,500	3,454
*	Continental Gold Ltd.	1,700,000	3,100
*	B2Gold Corp.	1,860,800	2,915
*	Guyana Goldfields Inc.	927,461	2,398
*	Rubicon Minerals Corp.	2,062,590	2,274
	Gold Resource Corp.	500,000	1,685
*	Mundoro Capital Inc.	850,000	78
*,1 Apex Minerals NL		55,654,166	—
			969,433

Other (0.0%)
* Roxgold Warrants Exp. 04/02/2016		12,687,500	—
* Rescue Radio Corp.		15,955	—
			—
Precious Metals & Minerals (14.3%)
^,1 Dominion Diamond Corp.		8,093,473	159,522
Tahoe Resources Inc. (NYSE Shares)		2,797,081	39,467
Fresnillo plc		2,637,666	29,255
* Stillwater Mining Co.		2,049,580	27,526
* Mountain Province Diamonds Inc.		3,997,539	15,374
*,1 Kaminak Gold Corp. Class A		14,300,000	11,141
* Petra Diamonds Ltd.		3,540,000	8,490
Tahoe Resources Inc.		369,083	5,216
*,^ Lucara Diamond Corp.		2,900,000	4,879
			300,870
Silver (4.9%)
*,^,1 Hochschild Mining plc		36,992,555	55,487
*,^ First Majestic Silver Corp.		4,513,000	21,978
* Fortuna Silver Mines Inc.		3,855,375	14,604
* MAG Silver Corp.		1,424,523	9,894
* Endeavour Silver Corp.		520,000	1,056
			103,019
Specialty Chemicals (3.2%)
Umicore SA		773,783	38,462
Johnson Matthey plc		587,079	30,017
			68,479
Total Common Stocks (Cost $2,325,050)			1,955,439
Precious Metals (0.1%)
* Platinum Bullion (In Troy Ounces)		2,009	2,292

Total Precious Metals (Cost $1,213)			2,292
	Coupon
Temporary Cash Investment (9.4%)
Money Market Fund (9.4%)
[2,3] Vanguard Market Liquidity Fund (Cost
$197,994)	0.121%	197,993,769	197,994

Total Investments (102.2%) (Cost $2,524,257)			2,155,725
Other Assets and Liabilities-Net (-2.2%)[2]			(46,334)
Net Assets (100%)			2,109,391

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,726,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2 Includes $45,336,000 of collateral received for securities on loan.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Precious Metals and Mining Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,447,564	507,875	—
Precious Metals	—	2,292	—
Temporary Cash Investments	197,994	—	—
Total	1,645,558	510,167	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Precious Metals and Mining Fund

			Current Period Transactions
			Proceeds
	Jan. 31, 2015		from		Capital Gain	April 30, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Alamos Gold Inc.	NA1	21,343	—	—	—	50,936
Apex Minerals NL.	—	—	—	—	—	—
Dominion Diamond Corp.	134,456	—	—	2,754	—	159,522
Hochschild Mining plc	50,458	—	—	—	—	55,487
Kaminak Gold Corp. Class A	NA1	7,657	—		—	11,141
Nevsun Resources Ltd.	130,729	—	—	1,287	—	149,289
Roxgold Inc.	NA1	—	—	—	—	12,829
Vanguard Market Liquidity	226,429	NA2	NA2	7	—	197,994
Fund
Total	542,072			4,048	—	637,198

1 Not applicable—at January 31, 2015, the issuer was not an affiliated company of the fund.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

E. At April 30, 2015, the cost of investment securities for tax purposes was $2,687,260,000. Net unrealized depreciation of investment securities for tax purposes was $531,535,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (94.0%)
United States (74.6%)
Biotechnology (11.8%)
*	Regeneron Pharmaceuticals Inc.	2,921,000	1,336,241
*	Vertex Pharmaceuticals Inc.	9,533,911	1,175,341
*,1 Incyte Corp.		9,564,084	929,246
	Amgen Inc.	5,580,485	881,214
*,1 Alnylam Pharmaceuticals Inc.		6,094,810	620,878
*	Biogen Inc.	1,064,550	398,067
*	Alkermes plc	6,229,583	344,932
*,^ Agios Pharmaceuticals Inc.		1,394,270	128,747
*	Ironwood Pharmaceuticals Inc. Class A	4,367,387	59,659
*,1 Prothena Corp. plc		1,662,794	53,891
			5,928,216
Chemicals (0.4%)
	Monsanto Co.	1,835,700	209,196

Electronic Equipment, Instruments & Components (0.2%)
*	Keysight Technologies Inc.	2,812,100	94,093

Food & Staples Retailing (2.0%)
	Walgreens Boots Alliance Inc.	7,693,500	638,022
	CVS Health Corp.	3,899,920	387,223
			1,025,245
Health Care Equipment & Supplies (10.4%)
	Medtronic plc	18,885,933	1,406,058
*	Boston Scientific Corp.	59,624,800	1,062,514
	Becton Dickinson and Co.	3,075,487	433,244
*	Edwards Lifesciences Corp.	3,402,670	430,948
	St. Jude Medical Inc.	6,123,679	428,964
	Abbott Laboratories	7,591,400	352,393
*	Hologic Inc.	7,379,300	248,977
*	Intuitive Surgical Inc.	414,400	205,534
	Zimmer Holdings Inc.	1,589,200	174,558
	DENTSPLY International Inc.	3,258,900	166,204
	CR Bard Inc.	912,700	152,037
	Stryker Corp.	1,433,500	132,226
			5,193,657
Health Care Providers & Services (18.2%)
	UnitedHealth Group Inc.	20,519,100	2,285,828
	McKesson Corp.	6,342,800	1,416,982
	Humana Inc.	5,456,094	903,529
	Cigna Corp.	6,163,900	768,269
	Aetna Inc.	7,119,383	760,848
	Anthem Inc.	3,500,500	528,331
*	HCA Holdings Inc.	7,075,900	523,687
	Universal Health Services Inc. Class B	4,128,600	482,840
	Cardinal Health Inc.	5,043,241	425,347
*	Express Scripts Holding Co.	3,206,500	277,042
*	Envision Healthcare Holdings Inc.	5,881,200	223,250

*	Community Health Systems Inc.	2,536,704	136,170
	Owens & Minor Inc.	3,000,000	101,160
*	Tenet Healthcare Corp.	2,053,200	98,266
*	WellCare Health Plans Inc.	1,189,900	92,134
*	MEDNAX Inc.	805,600	57,020
*	LifePoint Health Inc.	341,100	25,542
*	Community Health Systems Inc. Rights Exp. 1/4/2016	18,834,700	303
			9,106,548
Health Care Technology (3.1%)
*	Cerner Corp.	12,499,290	897,574
*	IMS Health Holdings Inc.	11,995,380	330,953
*	athenahealth Inc.	1,392,500	170,804
*,1 Allscripts Healthcare Solutions Inc.		11,198,893	148,945
*	Inovalon Holdings Inc. Class A	477,800	12,064
			1,560,340
Life Sciences Tools & Services (3.6%)
*	Quintiles Transnational Holdings Inc.	5,636,278	371,318
*	Illumina Inc.	1,932,800	356,119
	Thermo Fisher Scientific Inc.	2,679,000	336,697
*,1 PAREXEL International Corp.		3,790,200	240,962
	Agilent Technologies Inc.	5,624,200	232,673
*	VWR Corp.	3,784,600	100,443
*	Bruker Corp.	4,669,258	88,529
	PerkinElmer Inc.	1,441,400	73,886
			1,800,627
Pharmaceuticals (24.9%)
	Bristol-Myers Squibb Co.	42,902,031	2,734,146
*	Actavis plc	9,038,107	2,556,519
	Merck & Co. Inc.	41,741,148	2,486,103
	Eli Lilly & Co.	25,375,160	1,823,713
*	Mylan NV	15,891,898	1,148,348
	Pfizer Inc.	19,395,622	658,093
	Perrigo Co. plc	3,361,432	616,083
	Zoetis Inc.	6,175,407	274,312
*,1 Medicines Co.		5,564,220	142,500
			12,439,817
Total United States			37,357,739
International (19.4%)
Belgium (1.5%)
*,1 UCB SA		10,202,034	734,883

Denmark (0.2%)
*	H Lundbeck A/S	3,563,634	69,316

France (1.3%)
^	Sanofi	5,889,603	599,506
	Ipsen SA	1,094,832	62,874
			662,380
Japan (7.2%)
	Astellas Pharma Inc.	53,280,100	829,608
	Eisai Co. Ltd.	9,338,000	622,447
	Shionogi & Co. Ltd.	17,307,554	570,538
	Takeda Pharmaceutical Co. Ltd.	10,319,900	529,835
	Daiichi Sankyo Co. Ltd.	18,853,000	327,452
	Chugai Pharmaceutical Co. Ltd.	6,885,200	209,391

* Olympus Corp.			5,787,200	208,397
Ono Pharmaceutical Co. Ltd.			1,659,900	179,899
Kyowa Hakko Kirin Co. Ltd.			5,250,000	76,853
Mitsubishi Tanabe Pharma Corp.			2,734,400	46,526
				3,600,946
Switzerland (5.0%)
Roche Holding AG			3,849,572	1,101,575
Novartis AG			8,995,500	918,190
Actelion Ltd.			2,837,238	373,326
Roche Holding AG (Bearer)			454,604	127,263
				2,520,354
United Kingdom (4.2%)
AstraZeneca plc			28,112,065	1,929,253
Smith & Nephew plc			5,047,506	85,907
Hikma Pharmaceuticals plc			2,677,287	83,725
				2,098,885
Total International				9,686,764
Total Common Stocks (Cost $25,018,148)				47,044,503

	Coupon
Temporary Cash Investments (6.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.121%		334,494,350	334,494

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.4%)
Bank of America Securities, LLC
(Dated 4/30/15, Repurchase Value
$162,600,000, collateralized by
Government National Mortgage Assn.
4.114%-4.720%, 4/20/61-7/20/62, with a
value of $165,852,000)	0.110%	5/1/15	162,600	162,600
Bank of Nova Scotia
(Dated 4/30/15, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Note/Bond 0.000%-4.750%,
9/10/15-11/15/43, and Federal National
Mortgage Assn. 3.500%, 1/1/26, with a
value of $51,000)	0.100%	5/1/15	50,000	50,000
Barclays Capital Inc.
(Dated 4/30/15, Repurchase Value
$175,002,000, collateralized by Federal
National Mortgage Assn. 2.075%-4.500%,
10/1/27-1/1/45, and Federal Home Loan
Mortgage Corp. 3.000%-4.500%, 12/1/40-
4/1/45, with a value of $178,500,000)	0.060%	5/6/15	175,000	175,000
Barclays Capital Inc.
(Dated 4/30/15, Repurchase Value
$125,400,000, collateralized by U.S.
Treasury Note/Bond 0.000%-2.250%,
10/1/15-3/31/16, with a value of
$127,908,000)	0.080%	5/1/15	125,400	125,400

	BNP Paribas Securities Corp.
	(Dated 4/30/15, Repurchase Value
	$47,700,000, collateralized by Government
	National Mortgage Assn. 4.000%, 12/15/43,
	Federal National Mortgage Assn. 2.500%-
	7.000%, 1/1/17-4/1/45, Federal Home Loan
	Mortgage Corp. 3.000%-6.500%, 4/1/26-
	3/1/45, and U.S. Treasury Note/Bond
	0.000%, 10/1/15, with a value of
	$48,654,000)	0.120%	5/1/15	47,700	47,700
	HSBC Bank USA
	(Dated 4/30/15, Repurchase Value
	$19,400,000, collateralized by Federal
	National Mortgage Assn. 3.500%, 1/1/30,
	with a value of $19,792,000)	0.100%	5/1/15	19,400	19,400
	Morgan Stanley & Co., Inc.
	(Dated 4/30/15, Repurchase Value
	$84,500,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.000%-
	10.000%, 7/1/15-9/1/47, with a value of
	$86,190,000)	0.090%	5/1/15	84,500	84,500
	RBC Capital Markets LLC
	(Dated 4/30/15, Repurchase Value
	$40,500,000, collateralized by Federal
	National Mortgage Assn. 2.373%-4.866%,
	6/1/27-5/1/44, and Federal Home Loan
	Mortgage Corp. 2.255%-3.267%, 5/1/36-
	1/1/45, with a value of $41,310,000)	0.100%	5/1/15	40,500	40,500
					705,100
U.S. Government and Agency Obligations (3.6%)
4	Federal Home Loan Bank Discount Notes	0.075%	5/4/15	175,000	174,998
4	Federal Home Loan Bank Discount Notes	0.075%	5/8/15	150,000	149,997
4	Federal Home Loan Bank Discount Notes	0.074%	5/20/15	149,000	148,994
4	Federal Home Loan Bank Discount Notes	0.060%	5/21/15	150,000	149,993
4	Federal Home Loan Bank Discount Notes	0.065%-0.090%	6/3/15	275,000	274,983
4	Federal Home Loan Bank Discount Notes	0.085%	6/12/15	62,000	61,993
4	Federal Home Loan Bank Discount Notes	0.080%	6/15/15	200,000	199,974
4	Federal Home Loan Bank Discount Notes	0.100%	6/17/15	200,000	199,972
4	Federal Home Loan Bank Discount Notes	0.075%	6/19/15	100,000	99,986
4	Federal Home Loan Bank Discount Notes	0.080%	6/24/15	75,000	74,988
4	Federal Home Loan Bank Discount Notes	0.080%	7/8/15	50,650	50,640
4	Federal Home Loan Bank Discount Notes	0.080%	7/29/15	200,000	199,946
					1,786,464
Commercial Paper (1.0%)
	General Electric Capital Corp.	0.190%	5/6/15	200,000	199,996
	General Electric Co.	0.280%	9/8/15	200,000	199,792
5	The Coca-Cola Co.	0.180%	6/24/15	43,760	43,751
5	The Coca-Cola Co.	0.220%	10/26/15	50,000	49,916
					493,455
Total Temporary Cash Investments (Cost $3,319,579)					3,319,513
Total Investments (100.6%) (Cost $28,337,727)					50,364,016
Other Assets and Liabilities-Net (-0.6%)[2]					(323,375)
Net Assets (100%)					50,040,641

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $319,343,000.

1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes $334,494,000 of collateral received for securities on loan.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30, 2015, the aggregate value of these securities was $93,667,000, representing 0.2% of net assets.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Health Care Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	37,357,739	—	—
Common Stocks—International	—	9,686,764	—
Temporary Cash Investments	334,494	2,985,019	—
Total	37,692,233	12,671,783	—

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Jan. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
Allscripts Healthcare	133,379	—	—	—	—	148,945
Solutions Inc.
Alnylam Pharmaceauticals	571,876	—	—	—	—	620,878
Inc.
Incyte Corp	810,997	—	62,177	—	—	929,246
Medicines Co.	159,383	148	—	—	—	142,500
PAREXEL International	247,370	—	16,321	—	—	240,962
Corp.
Prothena Corp. plc	37,629	—	—	—	—	53,891
UCB SA	793,099	—	—	—	—	734,883
Vanguard Market Liquidity	15,426	NA2	NA2	—	—	334,494
Fund
Total	2,769,159			—	—	3,205,799

1 Includes net realized gain (loss) on affiliated investment securities sold of $32,355,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes

F. At April 30, 2015, the cost of investment securities for tax purposes was $28,406,732,000. Net unrealized appreciation of investment securities for tax purposes was $21,957,284,000, consisting of unrealized gains of $22,187,493,000 on securities that had risen in value since their purchase and $230,209,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)[1]
United States (62.7%)
Electric Utilities (0.3%)
OGE Energy Corp.	1,046,900	34,213

Energy Equipment & Services (9.2%)
Schlumberger Ltd.	4,325,224	409,210
Halliburton Co.	5,003,518	244,922
Baker Hughes Inc.	2,803,983	191,961
Patterson-UTI Energy Inc.	3,944,363	88,157
* SEACOR Holdings Inc.	547,556	39,785
Helmerich & Payne Inc.	463,200	36,116
Ensco plc Class A	1,250,124	34,103
National Oilwell Varco Inc.	90,276	4,912
* Cameron International Corp.	65,200	3,574
* FMC Technologies Inc.	77,400	3,413
^ Transocean Ltd.	153,845	2,895
Noble Corp. plc	155,600	2,693
^ Paragon Offshore plc	991,524	1,795
		1,063,536
Multi-Utilities (0.4%)
Dominion Resources Inc.	674,700	48,362

Oil, Gas & Consumable Fuels (52.4%)
Exxon Mobil Corp.	11,213,260	979,702
Chevron Corp.	4,995,503	554,801
Pioneer Natural Resources Co.	2,922,764	504,995
EOG Resources Inc.	3,823,287	378,314
Anadarko Petroleum Corp.	2,717,999	255,764
*,^ Antero Resources Corp.	5,567,697	246,705
* Southwestern Energy Co.	8,445,057	236,715
Energen Corp.	2,830,205	201,426
Phillips 66	2,414,575	191,500
EQT Corp.	1,869,866	168,176
* Concho Resources Inc.	1,310,377	165,972
Range Resources Corp.	2,542,008	161,570
Occidental Petroleum Corp.	1,812,648	145,193
Marathon Petroleum Corp.	1,450,783	143,004
Marathon Oil Corp.	4,405,218	137,002
ConocoPhillips	2,013,857	136,781
* Diamondback Energy Inc.	1,555,848	128,466
Cabot Oil & Gas Corp.	3,720,797	125,837
CONSOL Energy Inc.	3,866,295	125,577
Noble Energy Inc.	2,452,479	124,390
* Whiting Petroleum Corp.	3,002,613	113,829
Valero Energy Corp.	1,930,357	109,837
QEP Resources Inc.	4,607,080	103,659
*,^ Laredo Petroleum Inc.	5,738,648	90,671
Spectra Energy Corp.	2,373,951	88,430
Hess Corp.	1,086,139	83,524

	Kinder Morgan Inc.	1,824,302	78,354
	Devon Energy Corp.	949,525	64,767
*	Rice Energy Inc.	2,190,139	53,943
*	Newfield Exploration Co.	1,101,300	43,215
*	Cobalt International Energy Inc.	3,900,572	41,736
*	Continental Resources Inc.	666,962	35,102
	Denbury Resources Inc.	2,903,587	25,581
	Murphy Oil Corp.	500,900	23,848
	Tesoro Corp.	36,900	3,167
	Chesapeake Energy Corp.	196,800	3,104
	Williams Cos. Inc.	55,300	2,831
	Apache Corp.	18,600	1,272
*	Cheniere Energy Inc.	6,100	467
			6,079,227
Trading Companies & Distributors (0.4%)
*,^ NOW Inc.		1,950,500	46,617

Total United States			7,271,955
International (32.2%)
Australia (1.1%)
	Oil Search Ltd.	10,935,572	69,426
	Santos Ltd.	8,079,046	52,614
	Woodside Petroleum Ltd.	160,358	4,422
	WorleyParsons Ltd.	258,596	2,323
			128,785
Austria (0.0%)
	OMV AG	83,627	2,783

Brazil (1.0%)
*,^ Petroleo Brasileiro SA ADR		12,320,639	117,046
*	Petroleo Brasileiro SA Preference Shares	262,744	1,138
*	Petroleo Brasileiro SA	185,432	877
			119,061
Canada (2.0%)
*	Paramount Resources Ltd. Class A	2,814,800	83,266
^	Pembina Pipeline Corp.	1,010,000	35,151
^	Keyera Corp.	719,200	25,317
^	Veresen Inc.	1,519,200	22,841
^	Trilogy Energy Corp.	2,789,900	21,297
	Canadian Oil Sands Ltd.	1,542,000	16,756
	Suncor Energy Inc.	193,434	6,299
	Canadian Natural Resources Ltd.	120,778	4,013
	Enbridge Inc.	69,350	3,625
	Encana Corp.	254,000	3,606
	TransCanada Corp.	48,396	2,246
	Cenovus Energy Inc.	114,839	2,164
			226,581
China (1.4%)
^	PetroChina Co. Ltd. ADR	636,058	82,001
	Beijing Enterprises Holdings Ltd.	7,191,000	65,716
	CNOOC Ltd.	3,330,717	5,680
	PetroChina Co. Ltd.	4,336,000	5,592
	China Petroleum & Chemical Corp.	5,583,600	5,270
*	GCL-Poly Energy Holdings Ltd.	7,750,000	2,344
			166,603

Denmark (0.0%)
Vestas Wind Systems A/S	73,108	3,316

France (2.8%)
^ TOTAL SA ADR	5,530,077	299,177
TOTAL SA	294,702	15,958
Vallourec SA	522,954	12,332
		327,467
Hong Kong (0.0%)
* Brightoil Petroleum Holdings Ltd.	4,057,000	1,293

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	44,554	2,478

India (1.2%)
Reliance Industries Ltd.	7,834,412	106,256
Power Grid Corp. of India Ltd.	10,281,528	23,001
Bharat Petroleum Corp. Ltd.	180,484	2,170
Indian Oil Corp. Ltd.	380,345	2,160
Hindustan Petroleum Corp. Ltd.	198,850	1,954
* Essar Oil Ltd.	1,076,169	1,842
Oil & Natural Gas Corp. Ltd.	61,000	291
		137,674
Israel (0.0%)
Paz Oil Co. Ltd.	8,460	1,292
* Oil Refineries Ltd.	2,705,994	967
		2,259
Italy (1.6%)
^ Eni SPA ADR	4,734,566	181,949
Eni SPA	415,013	7,963
		189,912
Japan (1.0%)
Inpex Corp.	9,138,300	114,689
Japan Petroleum Exploration Co. Ltd.	59,200	2,279
Showa Shell Sekiyu KK	223,100	2,152
* Cosmo Oil Co. Ltd.	354,000	525
		119,645
Norway (0.4%)
*,^ DNO ASA	18,136,636	34,193
Seadrill Ltd.	214,284	2,731
Subsea 7 SA	233,681	2,596
^,2 Aker Solutions ASA	336,647	2,049
Statoil ASA	67,253	1,426
		42,995
Other (6.7%)
Suncor Energy Inc.	4,544,919	148,164
Canadian Natural Resources Ltd.	4,056,933	134,893
Cenovus Energy Inc.	5,981,230	112,567
Encana Corp.	5,776,034	82,078
TransCanada Corp.	1,637,899	76,031
*,^ Seven Generations Energy Ltd. Class A	3,885,129	66,013
Cameco Corp.	3,418,370	60,095
Enbridge Inc.	1,002,900	52,482
^,3 Vanguard Energy ETF	363,000	42,471
* Mangalore Refinery & Petrochemicals Ltd.	1,607,288	1,768

* Bashneft OAO	8,450	351
		776,913
Philippines (0.0%)
Petron Corp.	251,300	56

Poland (0.1%)
Polski Koncern Naftowy Orlen SA	147,461	2,801
Polskie Gornictwo Naftowe i Gazownictwo SA	1,393,380	2,513
		5,314
Portugal (1.4%)
Galp Energia SGPS SA	11,474,798	156,742

Russia (2.6%)
Rosneft OAO GDR	27,590,896	136,139
Lukoil OAO ADR	1,860,062	95,152
Gazprom OAO ADR	9,726,435	56,987
Tatneft OAO ADR	91,852	3,151
Surgutneftegas OAO ADR	242,180	1,754
Surgutneftegas OAO Preference Shares	2,116,163	1,595
AK Transneft OAO Preference Shares	486	1,143
Gazprom OAO	124,674	371
		296,292
South Africa (0.0%)
Sasol Ltd.	55,966	2,253

South Korea (0.0%)
SK Holdings Co. Ltd.	12,778	2,200

Spain (0.1%)
Repsol SA	226,250	4,664

Thailand (0.1%)
PTT PCL (Foreign)	282,500	3,046
PTT Exploration & Production PCL (Foreign)	705,700	2,500
* Thai Oil PCL	543,400	963
Thai Oil PCL (Foreign)	373,400	661
* PTT Exploration and Production PCL (Local)	14,200	50
* PTT PCL	3,700	40
		7,260
Turkey (0.0%)
* Tupras Turkiye Petrol Rafinerileri AS	100,550	2,442

United Kingdom (8.7%)
Royal Dutch Shell plc ADR	7,958,294	504,795
BP plc ADR	5,417,234	233,808
BG Group plc	10,516,868	190,500
* Ophir Energy plc	13,649,538	29,755
BP plc	2,601,103	18,760
Royal Dutch Shell plc Class B	341,249	10,925
Royal Dutch Shell plc Class A	331,089	10,439
Royal Dutch Shell plc Class A (Amsterdam Shares)	195,972	6,214
		1,005,196
Total International		3,730,184
Total Common Stocks (Cost $7,490,075)		11,002,139

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (7.8%)[1]
Money Market Fund (4.0%)
[4,5] Vanguard Market Liquidity Fund		0.121%		461,064,426	461,064

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (2.2%)
	RBS Securities, Inc.
	(Dated 4/30/15, Repurchase Value
	$135,200,000 collateralized by U.S.
	Treasury Note/Bond 0.750%-6.250%,
	2/28/17-8/15/43, with a value of
	$137,904,000)	0.100%	5/1/15	135,200	135,200
	Societe Generale
	(Dated 4/30/15, Repurchase Value
	$119,000,000 collateralized by U.S.
	Treasury Note/Bond 0.500%-6.875%,
	11/15/15-8/15/25, with a value of
	$121,380,000)	0.130%	5/1/15	119,000	119,000
					254,200
U.S. Government and Agency Obligations (1.6%)
6	Fannie Mae Discount Notes	0.170%	6/17/15	1,300	1,300
7	Federal Home Loan Bank Discount Notes	0.075%	5/22/15	70,000	69,996
7	Federal Home Loan Bank Discount Notes	0.060%	5/27/15	100,000	99,993
7	Federal Home Loan Bank Discount Notes	0.090%	7/6/15	1,800	1,800
7	Federal Home Loan Bank Discount Notes	0.085%	7/15/15	1,000	1,000
[7,8] Federal Home Loan Bank Discount Notes		0.130%	7/24/15	1,000	1,000
[7,8] Federal Home Loan Bank Discount Notes		0.133%	7/31/15	700	700
[7,8] Federal Home Loan Bank Discount Notes		0.135%	8/5/15	3,000	2,999
[6,8] Freddie Mac Discount Notes		0.118%	7/31/15	5,400	5,398
					184,186
Total Temporary Cash Investments (Cost $899,453)					899,450
Total Investments (102.7%) (Cost $8,389,528)					11,901,589
Other Assets and Liabilities-Net (-2.7%)[5]					(317,625)
Net Assets (100%)					11,583,964

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $267,087,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.6% and 6.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of this security represented 0.0% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $282,651,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $8,597,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Energy Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	7,314,426	—	—
Common Stocks—International	2,379,695	1,308,018
Temporary Cash Investments	461,064	438,386	—
Futures Contracts—Liabilities[1]	1,839	—	—
Total	10,158,274	1,746,404	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	303	157,476	1,116
E-mini S&P 500 Index	June 2015	315	32,743	(190)
				926

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Energy Fund

F. At April 30, 2015, the cost of investment securities for tax purposes was $8,389,642,000. Net unrealized appreciation of investment securities for tax purposes was $3,511,947,000, consisting of unrealized gains of $3,891,672,000 on securities that had risen in value since their purchase and $379,725,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2015

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.9%)[1]
Diversified REITs (6.7%)
2	American Realty Capital Properties Inc.	68,622,495	619,661
2	Duke Realty Corp.	25,825,610	511,605
2	WP Carey Inc.	7,074,937	449,117
2	Liberty Property Trust	11,226,607	391,135
2	Spirit Realty Capital Inc.	33,132,771	374,069
2	Cousins Properties Inc.	15,559,966	151,554
2	Lexington Realty Trust	15,813,111	146,588
2	Washington REIT	5,044,841	124,708
2	PS Business Parks Inc.	1,527,066	116,592
2	American Assets Trust Inc.	2,804,262	111,610
	Empire State Realty Trust Inc.	4,995,445	89,918
	Select Income REIT	2,950,748	68,428
2	Investors Real Estate Trust	8,714,390	62,482
2	First Potomac Realty Trust	4,452,952	47,736
*,2 Winthrop Realty Trust		2,620,036	43,126
2	RAIT Financial Trust	6,246,665	40,478
2	Whitestone REIT	1,728,184	25,404
2	One Liberty Properties Inc.	982,254	22,081
			3,396,292
Health Care REITs (13.8%)
2	Health Care REIT Inc.	26,218,454	1,888,253
2	Ventas Inc.	24,473,813	1,686,246
2	HCP Inc.	34,709,481	1,398,445
^,2 Omega Healthcare Investors Inc.		12,396,375	447,385
2	Senior Housing Properties Trust	17,467,330	357,556
2	Healthcare Trust of America Inc. Class A	9,340,877	241,835
2	Medical Properties Trust Inc.	15,379,161	215,001
2	Healthcare Realty Trust Inc.	7,425,752	190,099
2	National Health Investors Inc.	2,512,771	167,652
2	Sabra Health Care REIT Inc.	4,126,788	123,309
2	LTC Properties Inc.	2,635,793	114,552
2	New Senior Investment Group Inc.	5,026,073	81,221
2	Physicians Realty Trust	4,835,380	80,267
2	Universal Health Realty Income Trust	930,656	46,217
2	CareTrust REIT Inc.	2,143,497	26,772
			7,064,810
Hotel & Resort REITs (7.5%)
2	Host Hotels & Resorts Inc.	57,235,613	1,152,725
2	Hospitality Properties Trust	11,338,671	341,067
2	LaSalle Hotel Properties	8,447,120	309,925
2	RLJ Lodging Trust	9,987,013	296,315
2	Sunstone Hotel Investors Inc.	15,538,492	242,090
2	Pebblebrook Hotel Trust	5,403,560	232,029
*,2 Strategic Hotels & Resorts Inc.		19,217,103	224,840
2	DiamondRock Hospitality Co.	14,801,715	200,711
2	Ryman Hospitality Properties Inc.	3,473,067	200,188
2	Chesapeake Lodging Trust	4,468,129	141,863
2	FelCor Lodging Trust Inc.	10,123,953	112,477

2	Hersha Hospitality Trust Class A	15,189,356	97,668
2	Summit Hotel Properties Inc.	6,508,218	85,713
2	Chatham Lodging Trust	2,849,001	78,746
2	Ashford Hospitality Trust Inc.	7,483,542	67,801
2	Ashford Hospitality Prime Inc.	1,922,369	30,104
			3,814,262
Industrial REITs (4.3%)
2	Prologis Inc.	37,787,502	1,519,058
2	DCT Industrial Trust Inc.	6,662,770	220,138
2	First Industrial Realty Trust Inc.	8,362,569	164,994
2	EastGroup Properties Inc.	2,416,228	138,208
2	STAG Industrial Inc.	4,874,243	105,917
2	Monmouth Real Estate Investment Corp.	4,063,343	41,974
			2,190,289
Office REITs (16.3%)
2	Boston Properties Inc.	11,570,790	1,530,931
2	Vornado Realty Trust	12,769,529	1,321,519
2	SL Green Realty Corp.	7,294,353	892,537
2	Digital Realty Trust Inc.	10,241,507	649,414
2	Alexandria Real Estate Equities Inc.	5,442,073	502,739
2	Kilroy Realty Corp.	6,355,419	451,171
2	BioMed Realty Trust Inc.	14,935,423	309,910
2	Highwoods Properties Inc.	6,904,247	297,159
2	Douglas Emmett Inc.	10,407,806	296,622
*,2 Equity Commonwealth		8,776,310	221,251
2	Piedmont Office Realty Trust Inc. Class A	11,672,020	204,027
2	Brandywine Realty Trust	13,537,214	197,373
2	Corporate Office Properties Trust	6,998,040	184,678
2	Hudson Pacific Properties Inc.	5,692,606	171,689
2	DuPont Fabros Technology Inc.	4,982,244	155,197
2	New York REIT Inc.	12,275,261	121,280
2	CyrusOne Inc.	3,700,337	120,187
2	Gramercy Property Trust Inc.	4,236,363	115,822
2	Mack-Cali Realty Corp.	6,397,358	114,833
2	Government Properties Income Trust	5,320,600	110,881
2	CoreSite Realty Corp.	2,005,538	96,426
2	Parkway Properties Inc.	5,885,261	95,753
2	Franklin Street Properties Corp.	6,824,567	80,598
	QTS Realty Trust Inc. Class A	1,697,242	61,559
			8,303,556
Residential REITs (16.9%)
2	Equity Residential	26,016,873	1,921,606
2	AvalonBay Communities Inc.	9,976,715	1,639,573
2	Essex Property Trust Inc.	4,832,516	1,072,577
2	UDR Inc.	19,288,447	632,082
2	Camden Property Trust	6,529,649	490,246
2	Apartment Investment & Management Co. Class A	11,287,016	425,859
2	Mid-America Apartment Communities Inc.	5,687,457	424,341
2	Home Properties Inc.	4,339,619	319,222
2	American Campus Communities Inc.	7,951,559	319,176
2	Equity LifeStyle Properties Inc.	6,029,911	318,500
2	Post Properties Inc.	4,120,218	235,553
2	Sun Communities Inc.	3,450,620	214,146
	American Homes 4 Rent Class A	11,960,516	202,013
2	Associated Estates Realty Corp.	4,361,419	124,300
2	Education Realty Trust Inc.	3,592,529	120,781

2	Starwood Waypoint Residential Trust	2,857,947	73,564
*,2 American Residential Properties Inc.		2,316,432	43,456
2	Silver Bay Realty Trust Corp.	2,685,243	41,541
2	Campus Crest Communities Inc.	4,901,913	31,029
			8,649,565
Retail REITs (25.4%)
2	Simon Property Group Inc.	23,487,234	4,262,698
	General Growth Properties Inc.	40,090,700	1,098,485
2	Macerich Co.	10,634,813	869,502
2	Realty Income Corp.	16,829,774	790,495
2	Kimco Realty Corp.	31,094,144	749,369
2	Federal Realty Investment Trust	5,149,198	688,293
2	Regency Centers Corp.	7,047,030	442,413
2	DDR Corp.	23,155,932	394,809
^,2 National Retail Properties Inc.		9,913,759	380,688
2	Taubman Centers Inc.	4,788,607	344,828
	Brixmor Property Group Inc.	13,539,849	317,509
2	Weingarten Realty Investors	8,787,249	287,870
2	Retail Properties of America Inc.	17,898,351	270,444
2	Tanger Factory Outlet Centers Inc.	7,254,876	243,619
2	CBL & Associates Properties Inc.	12,880,672	231,981
2	WP GLIMCHER Inc.	13,931,747	208,976
2	Kite Realty Group Trust	6,313,952	165,426
2	Acadia Realty Trust	5,132,372	158,590
2	Urban Edge Properties	6,389,882	144,603
	Equity One Inc.	5,154,119	126,946
2	Retail Opportunity Investments Corp.	7,037,169	118,084
2	Pennsylvania REIT	5,203,508	117,651
2	Ramco-Gershenson Properties Trust	5,867,770	102,569
	Alexander's Inc.	173,784	74,939
2	Excel Trust Inc.	4,627,682	73,349
2	Inland Real Estate Corp.	6,823,152	70,210
	Saul Centers Inc.	949,688	47,788
^	Rouse Properties Inc.	2,621,530	45,798
2	Agree Realty Corp.	1,303,055	40,108
	Urstadt Biddle Properties Inc. Class A	1,882,928	39,071
2	Cedar Realty Trust Inc.	5,424,576	37,918
2	Getty Realty Corp.	2,022,872	35,137
	Urstadt Biddle Properties Inc.	69,255	1,200
			12,981,366
Specialized REITs (9.0%)
2	Public Storage	11,095,882	2,085,027
2	Extra Space Storage Inc.	8,352,237	550,663
2	Iron Mountain Inc.	12,443,503	429,176
2	Corrections Corp. of America	8,810,611	324,142
2	CubeSmart	12,320,491	284,234
2	EPR Properties	4,323,485	249,335
2	Gaming and Leisure Properties Inc.	6,805,451	242,955
2	Sovran Self Storage Inc.	2,552,817	222,963
2	GEO Group Inc.	5,609,449	218,769
			4,607,264
Total Real Estate Investment Trusts (Cost $42,292,719)			51,007,404

	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[3,4] Vanguard Market Liquidity Fund	0.121%		214,982,311	214,982

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.060%	5/8/15	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.135%	8/28/15	500	500
				1,500
Total Temporary Cash Investments (Cost $216,482)				216,482
Total Investments (100.3%) (Cost $42,509,201)				51,223,886
Other Assets and Liabilities-Net (-0.3%)[4]				(171,241)
Net Assets (100%)				51,052,645

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $158,567,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $166,050,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,492,000 have been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

REIT Index Fund

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	51,007,404	—	—
Temporary Cash Investments	214,982	1,500	—
Swap Contracts—Liabilities	—	(1,369)	—
Total	51,222,386	131	—

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At April 30, 2015, the fund had the following open total return swap contracts:
Reference Entity	Termination Counterparty[1]	Notional	Floating	Unrealized

REIT Index Fund

	Date		Amount	Interest Rate	Appreciation
			($000)	Received	(Depreciation)
				(Paid)	($000)
Empire State Realty Trust Inc.	6/2/2015	GSCM	42,720	(0.529%)	(1,369)
1 GSCM—Goldman Sachs Bank USA.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds			April 30,
	2015		from		Capital Gain	2015
	Market Purchases Securities				Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	186,282	6,263	6,617	905	330	158,590
Agree Realty Corp.	45,236	1,550	1,607	517	—	40,108
Alexandria Real Estate Equities Inc.	530,554	20,656	20,180	3,541	174	502,739
American Assets Trust Inc.	121,994	6,139	3,761	506	—	111,610
American Campus Communities Inc.	349,775	13,009	12,989	1,815	417	319,176
American Realty Capital Properties	637,844	25,983	27,713	—	—	619,661
Inc.
American Residential Properties Inc.	40,659	1,524	1,612	—	—	43,456
Apartment Investment & Management	449,901	—	—	142	3,019	425,859
Co. Class A
Ashford Hospitality Prime Inc.	33,045	1,129	1,147	97	—	30,104
Ashford Hospitality Trust Inc.	78,881	2,577	2,694	—	80	67,801
Associated Estates Realty Corp.	108,926	3,724	4,025	654	170	124,300
AvalonBay Communities Inc.	1,720,050	72,195	65,497	6,304	6,220	1,639,573
BioMed Realty Trust Inc.	361,788	15,194	11,859	2,762	796	309,910
Boston Properties Inc.	1,610,592	64,280	67,838	6,360	1,193	1,530,931
Brandywine Realty Trust	221,786	10,139	7,036	1,502	23	197,373
Camden Property Trust	500,395	21,621	18,825	2,222	2,368	490,246
Campus Crest Communities Inc.	33,913	1,322	1,427	—	—	31,029
CareTrust REIT Inc.	28,934	964	980	344	—	26,772
CBL & Associates Properties Inc.	266,214	9,479	9,918	3,432	—	231,981
Cedar Realty Trust Inc.	43,300	1,296	1,376	45	46	37,918
Chatham Lodging Trust	88,855	2,939	3,027	853	—	78,746
Chesapeake Lodging Trust	151,062	16,867	4,599	1,518	—	141,863
CoreSite Realty Corp.	71,802	20,397	2,624	693	—	96,426
Corporate Office Properties Trust	210,486	7,241	7,630	1,091	186	184,678
Corrections Corp. of America	347,134	13,722	14,236	4,236	—	324,142
Cousins Properties Inc.	175,054	5,923	8,971	1,267	3	151,554
CubeSmart	277,623	35,033	10,363	1,570	390	284,234

REIT Index Fund

CyrusOne Inc.	78,193	31,932	3,478	757	—	120,187
DCT Industrial Trust Inc.	238,684	20,410	7,945	1,878	—	220,138
DDR Corp.	454,185	17,161	17,083	162	399	394,809
DiamondRock Hospitality Co.	215,618	7,574	7,959	1,373	180	200,711
Digital Realty Trust Inc.	749,429	26,825	28,647	7,600	862	649,414
Douglas Emmett Inc.	296,179	11,701	11,396	706	—	296,622
Duke Realty Corp.	564,722	21,643	22,111	1,854	1,198	511,605
DuPont Fabros Technology Inc.	186,072	5,755	6,004	2,008	—	155,197
EastGroup Properties Inc.	155,010	5,965	4,805	1,189	60	138,208
Education Realty Trust Inc.	122,102	6,436	4,157	1,298	—	120,781
EPR Properties	279,585	11,183	9,427	3,413	—	249,335
Equity Commonwealth	231,741	8,416	8,835	—	—	221,251
Equity LifeStyle Properties Inc.	330,777	12,714	13,209	1,876	269	318,500
Equity Residential	2,021,483	81,083	81,897	9,324	5,102	1,921,606
Essex Property Trust Inc.	1,087,992	46,867	41,809	5,077	1,616	1,072,577
Excel Trust Inc.	65,103	2,269	2,428	489	49	73,349
Extra Space Storage Inc.	551,588	21,569	21,775	3,626	11	550,663
Federal Realty Investment Trust	738,245	30,777	28,225	4,426	60	688,293
FelCor Lodging Trust Inc.	84,953	22,074	3,512	270	—	112,477
First Industrial Realty Trust Inc.	182,175	6,148	6,456	1,070	—	164,994
First Potomac Realty Trust	57,107	1,907	1,955	192	—	47,736
Franklin Street Properties Corp.	88,106	3,110	3,255	793	10	80,598
Gaming and Leisure Properties Inc.	222,368	9,085	9,330	3,608	94	242,955
GEO Group Inc.	239,706	12,969	8,430	3,432	—	218,769
Getty Realty Corp.	37,636	1,120	1,238	225	167	35,137
Government Properties Income Trust	121,586	4,251	4,493	1,672	80	110,881
Gramercy Property Trust Inc.	93,966	25,008	1,699	680	—	115,822
HCP Inc.	1,644,529	58,370	60,661	16,447	902	1,398,445
Health Care REIT Inc.	2,011,377	207,160	78,902	10,521	1,795	1,888,253
Healthcare Realty Trust Inc.	222,376	7,882	6,752	865	90	190,099
Healthcare Trust of America Inc. Class	266,921	16,852	8,864	2,357	—	241,835
A
Hersha Hospitality Trust Class A	101,736	3,456	3,694	437	—	97,668
Highwoods Properties Inc.	322,038	13,859	11,324	2,214	458	297,159
Home Properties Inc.	306,547	11,503	11,979	2,319	760	319,222
Hospitality Properties Trust	370,178	14,390	14,676	5,631	—	341,067
Host Hotels & Resorts Inc.	1,312,554	48,396	49,250	10,020	1,475	1,152,725
Hudson Pacific Properties Inc.	172,701	18,364	6,548	236	—	171,689
Inland Real Estate Corp.	77,782	2,619	2,697	896	—	70,210
Investors Real Estate Trust	71,727	2,183	1,977	291	107	62,482
Iron Mountain Inc.	495,876	18,492	18,083	5,917	—	429,176
Kilroy Realty Corp.	467,679	21,846	17,984	1,243	12	451,171

REIT Index Fund

Kimco Realty Corp.	861,821	32,643	33,852	3,856	1,274	749,369
Kite Realty Group Trust	192,742	6,238	5,922	1,733	—	165,426
LaSalle Hotel Properties	342,592	12,816	13,245	3,143	35	309,925
Lexington Realty Trust	180,183	5,677	5,297	1,671	19	146,588
Liberty Property Trust	452,568	16,223	16,080	3,946	806	391,135
LTC Properties Inc.	124,036	4,231	4,532	1,074	97	114,552
Macerich Co.	917,713	36,296	38,237	3,553	3,055	869,502
Mack-Cali Realty Corp.	125,131	4,327	4,538	664	44	114,833
Medical Properties Trust Inc.	236,916	8,455	8,919	2,388	231	215,001
Mid-America Apartment Communities	452,270	17,034	17,823	3,826	491	424,341
Inc.
Monmouth Real Estate Investment	48,113	1,588	1,671	477	10	41,974
Corp.
National Health Investors Inc.	188,389	6,277	6,711	1,971	41	167,652
National Retail Properties Inc.	406,303	32,683	15,143	3,310	84	380,688
New Senior Investment Group Inc.	92,138	3,177	12,357	1,163	—	81,221
New York REIT Inc.	128,294	4,373	4,593	943	—	121,280
Omega Healthcare Investors Inc.	423,166	58,578	17,416	4,507	—	447,385
One Liberty Properties Inc.	24,002	772	677	338	48	22,081
Parkway Properties Inc.	106,488	4,315	3,102	623	48	95,753
Pebblebrook Hotel Trust	249,828	10,115	8,767	1,680	—	232,029
Pennsylvania REIT	124,845	4,273	4,490	48	—	117,651
Physicians Realty Trust	85,496	2,762	2,921	1,095	—	80,267
Piedmont Office Realty Trust Inc.	228,541	7,666	8,109	1,366	135	204,027
Class A
Post Properties Inc.	250,611	8,732	8,943	859	631	235,553
Prologis Inc.	1,710,618	65,189	68,507	4,592	9,007	1,519,058
PS Business Parks Inc.	128,785	4,375	4,659	761	—	116,592
Public Storage	2,233,776	86,822	90,960	15,498	—	2,085,027
RAIT Financial Trust	44,156	1,548	1,647	1,132	—	40,478
Ramco-Gershenson Properties Trust	113,783	4,756	3,654	906	30	102,569
Realty Income Corp.	916,793	33,737	35,574	6,785	—	790,495
Regency Centers Corp.	480,142	20,884	17,651	2,674	262	442,413
Retail Opportunity Investments Corp.	122,126	6,278	4,082	629	50	118,084
Retail Properties of America Inc.	317,368	11,199	11,625	2,079	—	270,444
RLJ Lodging Trust	341,227	12,260	12,911	3,307	—	296,315
Ryman Hospitality Properties Inc.	191,182	7,374	7,802	2,157	63	200,188
Sabra Health Care REIT Inc.	132,097	7,418	4,493	681	30	123,309
Senior Housing Properties Trust	359,853	60,924	15,522	4,164	285	357,556
Silver Bay Realty Trust Corp.	43,247	1,456	2,909	81	—	41,541
Simon Property Group Inc.	4,679,203	179,605	189,798	32,751	330	4,262,698
SL Green Realty Corp.	913,370	41,909	35,592	3,538	857	892,537
Sovran Self Storage Inc.	239,103	11,162	8,302	1,923	—	222,963

REIT Index Fund

Spirit Realty Capital Inc.	388,890	49,906	15,051	4,225	111	374,069
STAG Industrial Inc.	126,405	5,342	3,992	1,299	11	105,917
Starwood Waypoint Residential Trust	71,001	2,463	4,252	268	—	73,564
Strategic Hotels & Resorts Inc.	258,483	8,940	9,364	—	—	224,840
Summit Hotel Properties Inc.	83,520	3,156	3,190	768	—	85,713
Sun Communities Inc.	229,854	11,868	7,851	863	184	214,146
Sunstone Hotel Investors Inc.	267,957	9,322	12,244	779	—	242,090
Tanger Factory Outlet Centers Inc.	286,091	10,084	10,420	1,868	9	243,619
Taubman Centers Inc.	393,456	14,268	14,713	2,190	—	344,828
UDR Inc.	634,783	31,187	24,282	3,269	2,105	632,082
Universal Health Realty Income Trust	50,058	1,685	1,687	413	174	46,217
Urban Edge Properties	152,107	5,345	5,726	1,273	—	144,603
Vanguard Market Liquidity Fund	135,804	NA1	NA1	11	—	214,982
Ventas Inc.	1,958,845	71,869	76,110	13,257	939	1,686,246
Vornado Realty Trust	1,413,772	55,856	58,499	—	—	1,321,519
Washington REIT	145,107	5,007	5,179	880	49	124,708
Weingarten Realty Investors	330,052	12,182	12,624	1,995	1,040	287,870
Whitestone REIT	27,079	935	885	263	—	25,404
Winthrop Realty Trust	41,981	1,535	1,594	—	—	43,126
WP Carey Inc.	487,167	38,320	18,033	6,725	35	449,117
WP GLIMCHER Inc.	246,866	8,572	8,958	1,533	—	208,976
	52,968,710			330,539	53,791	49,048,732

1	Not applicable—purchases and sales are for temporary cash investment purposes.
E.	At April 30, 2015, the cost of investment securities for tax purposes was $42,509,201,000. Net unrealized appreciation of investment securities for tax purposes was $8,714,685,000, consisting of unrealized gains of $9,362,997,000 on securities that had risen in value since their purchase and $648,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of April 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)
Consumer Discretionary (10.9%)
TJX Cos. Inc.	10,568,616	682,098
NIKE Inc. Class B	6,065,811	599,545
McDonald's Corp.	5,912,686	570,870
Lowe's Cos. Inc.	6,922,911	476,712
Walt Disney Co.	3,492,710	379,727
		2,708,952
Consumer Staples (16.5%)
Coca-Cola Co.	16,164,967	655,651
Wal-Mart Stores Inc.	6,406,698	500,043
Procter & Gamble Co.	5,963,863	474,187
Diageo plc	15,778,324	438,048
Anheuser-Busch InBev NV	3,558,856	433,285
Colgate-Palmolive Co.	6,330,375	425,908
CVS Health Corp.	4,255,182	422,497
Costco Wholesale Corp.	2,579,053	368,933
Walgreens Boots Alliance Inc.	4,291,875	355,925
		4,074,477
Energy (8.9%)
Chevron Corp.	5,415,982	601,499
Exxon Mobil Corp.	6,717,791	586,933
Schlumberger Ltd.	5,344,294	505,624
BG Group plc	14,277,886	258,625
Enbridge Inc.	4,663,227	244,027
		2,196,708
Financials (13.5%)
ACE Ltd.	6,224,263	665,934
Marsh & McLennan Cos. Inc.	9,915,914	556,878
PNC Financial Services Group Inc.	5,492,939	503,867
Wells Fargo & Co.	8,008,783	441,284
BlackRock Inc.	1,167,292	424,824
Chubb Corp.	4,281,984	421,133
Public Storage	1,780,697	334,611
		3,348,531
Health Care (17.3%)
Merck & Co. Inc.	10,851,732	646,329
UnitedHealth Group Inc.	5,795,015	645,565
Johnson & Johnson	6,154,702	610,546
Cardinal Health Inc.	6,933,655	584,784
Medtronic plc	7,265,745	540,935
Roche Holding AG	1,797,842	514,462
Amgen Inc.	2,630,966	415,456
Pfizer Inc.	9,217,818	312,760
		4,270,837
Industrials (15.5%)
United Parcel Service Inc. Class B	7,758,625	779,975
United Technologies Corp.	5,660,161	643,843
Honeywell International Inc.	6,134,711	619,115

	Lockheed Martin Corp.			3,168,910	591,319
	Canadian National Railway Co.			7,486,425	483,375
	Northrop Grumman Corp.			2,644,545	407,366
	General Dynamics Corp.			2,320,703	318,679
					3,843,672
Information Technology (10.1%)
	Microsoft Corp.			16,129,850	784,556
	Accenture plc Class A			6,536,116	605,571
	Automatic Data Processing Inc.			7,138,418	603,482
	Oracle Corp.			11,506,510	501,914
					2,495,523
Materials (4.3%)
	Praxair Inc.			5,193,416	633,233
	Ecolab Inc.			3,849,594	431,078
					1,064,311
Utilities (1.0%)
	Dominion Resources Inc.			3,494,491	250,485
Total Common Stocks (Cost $17,545,383)					24,253,496
Temporary Cash Investments (2.0%)
				Face
			Maturity	Amount
		Coupon	Date	($000)
Repurchase Agreements (1.3%)
	Morgan Stanley & Co., Inc.
	(Dated 4/30/15, Repurchase Value
	$55,900,000, collateralized by Federal
	National Mortgage Assn. 5.000%, 4/1/28
	and Federal Home Loan Mortgage Corp.
	3.500%-9.000%, 1/1/16-7/1/44, with a value
	of $57,018,000)	0.090%	5/1/15	55,900	55,900
	RBS Securities, Inc.
	(Dated 4/30/15, Repurchase Value
	$200,201,000, collateralized by U.S.
	Treasury Note/Bond, 1.500%-2.500%,
	2/28/19-5/15/24, with a value of
	$204,209,000)	0.100%	5/1/15	200,200	200,200
	Societe Generale
	(Dated 4/30/15, Repurchase Value
	$55,100,000, collateralized by U.S.
	Treasury Note/Bond, 0.000%-6.250%,
	6/18/15-5/15/30, with a value of
	$56,202,000)	0.130%	5/1/15	55,100	55,100
					311,200
U.S. Government and Agency Obligations (0.7%)
1	Federal Home Loan Bank Discount Notes	0.060%	5/22/15	33,100	33,098
1	Federal Home Loan Bank Discount Notes	0.060%	5/27/15	91,900	91,894
1	Federal Home Loan Bank Discount Notes	0.080%	7/1/15	50,000	49,991
					174,983
Total Temporary Cash Investments (Cost $486,188)					486,183
Total Investments (100.0%) (Cost $18,031,571)					24,739,679
Other Assets and Liabilities-Net (0.0%)					1,481
Net Assets (100%)					24,741,160

1	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

Dividend Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

Dividend Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,609,076	1,644,420	—
Temporary Cash Investments	—	486,183	—
Total	22,609,076	2,130,603	—

E. At April 30, 2015, the cost of investment securities for tax purposes was $18,031,571,000. Net unrealized appreciation of investment securities for tax purposes was $6,708,108,000, consisting of unrealized gains of $6,779,865,000 on securities that had risen in value since their purchase and $71,757,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (4.3%)
Praxair Inc.	1,691,270	206,217
Ecolab Inc.	1,752,458	196,240
Air Products & Chemicals Inc.	1,254,849	179,983
PPG Industries Inc.	796,726	176,523
Westlake Chemical Corp.	778,000	60,668
International Flavors & Fragrances Inc.	474,161	54,410
Airgas Inc.	439,755	44,538
Albemarle Corp.	656,612	39,200
RPM International Inc.	783,250	37,236
Royal Gold Inc.	379,628	24,497
Compass Minerals International Inc.	196,920	17,394
HB Fuller Co.	294,495	12,301
Stepan Co.	130,568	6,650
		1,055,857
Consumer Goods (20.6%)
Coca-Cola Co.	23,411,379	949,566
Procter & Gamble Co.	11,907,824	946,791
PepsiCo Inc.	8,680,870	825,724
NIKE Inc. Class B	4,019,543	397,292
Colgate-Palmolive Co.	5,312,004	357,392
Monsanto Co.	2,832,028	322,738
VF Corp.	2,529,092	183,182
Archer-Daniels-Midland Co.	3,714,525	181,566
Kellogg Co.	2,087,852	132,224
Stanley Black & Decker Inc.	921,726	90,974
Hormel Foods Corp.	1,543,923	83,912
Clorox Co.	768,104	81,496
Genuine Parts Co.	894,240	80,348
Bunge Ltd.	850,066	73,420
JM Smucker Co.	595,964	69,084
Brown-Forman Corp. Class B	743,247	67,063
Church & Dwight Co. Inc.	764,597	62,062
Polaris Industries Inc.	388,397	53,195
McCormick & Co. Inc.	681,131	51,289
Leggett & Platt Inc.	809,830	34,394
Flowers Foods Inc.	1,226,470	27,399
Lancaster Colony Corp.	160,004	14,346
J&J Snack Foods Corp.	109,483	11,422
Andersons Inc.	169,490	7,236
Tootsie Roll Industries Inc.	224,934	6,968
		5,111,083
Consumer Services (18.0%)
Wal-Mart Stores Inc.	12,078,063	942,693
CVS Health Corp.	6,589,598	654,281
Walgreens Boots Alliance Inc.	6,383,040	529,345
Lowe's Cos. Inc.	5,621,910	387,125
Costco Wholesale Corp.	2,579,697	369,026
Target Corp.	3,749,218	295,551

TJX Cos. Inc.	4,034,260	260,371
Yum! Brands Inc.	2,536,448	218,033
Cardinal Health Inc.	1,933,330	163,057
AmerisourceBergen Corp. Class A	1,285,876	146,975
Ross Stores Inc.	1,221,004	120,733
Gap Inc.	2,480,554	98,329
Best Buy Co. Inc.	2,053,898	71,167
Tiffany & Co.	757,589	66,274
FactSet Research Systems Inc.	244,131	38,424
Rollins Inc.	1,279,988	31,744
Casey's General Stores Inc.	226,853	18,643
Cracker Barrel Old Country Store Inc.	140,152	18,567
John Wiley & Sons Inc. Class A	288,976	16,437
Aaron's Inc.	424,002	14,416
Matthews International Corp. Class A	192,951	9,364
		4,470,555
Financials (6.1%)
ACE Ltd.	1,917,016	205,102
Franklin Resources Inc.	3,641,562	187,759
McGraw Hill Financial Inc.	1,601,642	167,051
Aflac Inc.	2,570,309	162,032
Chubb Corp.	1,351,737	132,943
T. Rowe Price Group Inc.	1,526,933	123,956
Invesco Ltd.	2,513,615	104,114
SEI Investments Co.	976,962	44,608
WR Berkley Corp.	736,742	36,093
HCC Insurance Holdings Inc.	563,704	32,109
Axis Capital Holdings Ltd.	590,275	30,730
Eaton Vance Corp.	690,663	28,372
RenaissanceRe Holdings Ltd.	269,525	27,624
Cullen/Frost Bankers Inc.	369,883	26,979
Brown & Brown Inc.	839,849	26,833
Assurant Inc.	403,103	24,775
Commerce Bancshares Inc.	564,907	24,127
Erie Indemnity Co. Class A	270,517	22,385
Prosperity Bancshares Inc.	408,330	21,780
Bank of the Ozarks Inc.	507,667	19,677
StanCorp Financial Group Inc.	246,545	17,771
UMB Financial Corp.	267,660	13,327
RLI Corp.	252,355	12,532
American Equity Investment Life Holding Co.	449,783	12,122
BancFirst Corp.	90,866	5,245
Infinity Property & Casualty Corp.	67,215	4,984
First Financial Corp.	75,429	2,561
		1,517,591
Health Care (10.7%)
Johnson & Johnson	9,888,938	980,983
Medtronic plc	8,345,322	621,309
Abbott Laboratories	8,836,723	410,201
Stryker Corp.	2,218,076	204,595
Becton Dickinson and Co.	1,129,893	159,168
Perrigo Co. plc	824,607	151,134
CR Bard Inc.	434,962	72,456
West Pharmaceutical Services Inc.	418,752	22,311
Healthcare Services Group Inc.	416,960	12,621

Owens & Minor Inc.	368,968	12,442
		2,647,220
Industrials (22.7%)
United Technologies Corp.	5,312,412	604,287
3M Co.	3,717,154	581,326
Lockheed Martin Corp.	1,848,172	344,869
Caterpillar Inc.	3,549,779	308,405
FedEx Corp.	1,659,145	281,341
General Dynamics Corp.	1,942,539	266,749
Emerson Electric Co.	4,012,610	236,062
Automatic Data Processing Inc.	2,782,544	235,236
CSX Corp.	5,800,896	209,354
Illinois Tool Works Inc.	2,222,081	207,942
Raytheon Co.	1,799,558	187,154
Norfolk Southern Corp.	1,800,070	181,537
Deere & Co.	1,988,190	179,971
Northrop Grumman Corp.	1,161,770	178,959
Sherwin-Williams Co.	555,715	154,489
Parker-Hannifin Corp.	834,143	99,563
Roper Technologies Inc.	587,699	98,833
WW Grainger Inc.	394,898	98,105
Republic Services Inc. Class A	2,067,349	83,996
Fastenal Co.	1,730,244	73,743
Dover Corp.	954,792	72,297
Pall Corp.	624,522	60,778
JB Hunt Transport Services Inc.	682,364	59,502
L-3 Communications Holdings Inc.	483,332	55,540
CH Robinson Worldwide Inc.	857,770	55,232
Cintas Corp.	687,196	54,941
Expeditors International of Washington Inc.	1,122,992	51,467
Robert Half International Inc.	791,529	43,890
Valspar Corp.	479,583	38,894
Carlisle Cos. Inc.	380,462	36,715
Jack Henry & Associates Inc.	478,914	31,853
Lincoln Electric Holdings Inc.	450,694	30,133
Donaldson Co. Inc.	804,169	30,052
Ryder System Inc.	310,157	29,577
Nordson Corp.	360,418	28,707
AO Smith Corp.	446,351	28,522
Bemis Co. Inc.	570,862	25,689
Graco Inc.	345,539	24,748
AptarGroup Inc.	365,128	22,663
Toro Co.	327,765	21,973
ITT Corp.	532,498	21,114
Crane Co.	340,792	20,826
Regal Beloit Corp.	261,476	20,447
MSC Industrial Direct Co. Inc. Class A	284,575	20,222
Silgan Holdings Inc.	370,232	19,944
CLARCOR Inc.	294,112	19,117
^ Valmont Industries Inc.	140,405	17,694
ABM Industries Inc.	326,919	10,478
Franklin Electric Co. Inc.	278,147	10,058
MSA Safety Inc.	219,081	10,021
Brady Corp. Class A	279,329	7,439
Tennant Co.	108,014	6,944
^ Lindsay Corp.	70,453	5,579
Badger Meter Inc.	84,694	5,270

McGrath RentCorp			152,422	5,047
Raven Industries Inc.			223,299	4,453
Gorman-Rupp Co.			154,015	4,175
Cass Information Systems Inc.			67,492	3,528
VSE Corp.			31,254	2,223
Mesa Laboratories Inc.			20,790	1,765
NACCO Industries Inc. Class A			33,734	1,652
				5,633,090
Oil & Gas (1.5%)
EOG Resources Inc.			3,211,744	317,802
Murphy Oil Corp.			1,039,586	49,495
				367,297
Technology (13.7%)
Microsoft Corp.			23,117,683	1,124,444
International Business Machines Corp.			5,788,343	991,485
QUALCOMM Inc.			9,659,917	656,874
Texas Instruments Inc.			6,132,151	332,424
Analog Devices Inc.			1,824,941	112,854
Xilinx Inc.			1,530,902	66,380
Linear Technology Corp.			1,400,838	64,621
Harris Corp.			609,834	48,933
				3,398,015
Telecommunications (0.1%)
Telephone & Data Systems Inc.			589,324	15,741
Atlantic Tele-Network Inc.			93,335	6,162
				21,903
Utilities (2.2%)
NextEra Energy Inc.			2,596,913	262,106
Edison International			1,908,015	116,275
UGI Corp.			1,011,918	35,225
Atmos Energy Corp.			590,356	31,879
National Fuel Gas Co.			493,323	31,795
Aqua America Inc.			1,034,987	27,758
New Jersey Resources Corp.			499,757	15,248
American States Water Co.			223,598	8,584
MGE Energy Inc.			202,927	8,417
California Water Service Group			280,349	6,692
Chesapeake Utilities Corp.			85,517	4,086
SJW Corp.			118,912	3,478
				551,543
Total Common Stocks (Cost $21,223,572)				24,774,154
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3]Vanguard Market Liquidity Fund	0.121%		15,339,677	15,340

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4] Fannie Mae Discount Notes	0.170%	6/17/15	1,500	1,500
[5,6]Federal Home Loan Bank Discount Notes	0.130%	7/24/15	4,000	3,999
[5,6]Federal Home Loan Bank Discount Notes	0.135%	8/5/15	100	100
[4,5]Freddie Mac Discount Notes	0.118%	7/31/15	3,000	2,999

8,598
Total Temporary Cash Investments (Cost $23,937)	23,938
Total Investments (100.0%) (Cost $21,247,509)	24,798,092
Other Assets and Liabilities-Net (0.0%)[3]	1,445
Net Assets (100%)	24,799,537

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,968,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,190,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Cash of $1,200,000 has been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,774,154	—	—
Temporary Cash Investments	15,340	8,598	—
Futures Contracts—Liabilities[1]	(238)	—	—
Total	24,789,256	8,598	—
1 Represents variation margin on the last day of the reporting period.

Dividend Appreciation Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	237	24,635	(72)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2015, the cost of investment securities for tax purposes was $21,247,509,000. Net unrealized appreciation of investment securities for tax purposes was $3,550,583,000, consisting of unrealized gains of $3,903,824,000 on securities that had risen in value since their purchase and $353,241,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.